Shareholder Report, Average Annual Return (Details)	12 Months Ended	46 Months Ended
	May 31, 2025	May 31, 2025
Without Sales Load [Member] | C000222711
Average Annual Return [Line Items]
Average Annual Return, Percent	9.24%	3.79%
Without Sales Load [Member] | C000222710
Average Annual Return [Line Items]
Average Annual Return, Percent	9.38%	3.98%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%	8.20%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%	8.20%
S&P Target Date 2030 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.51%	4.09%
S&P Target Date 2030 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.51%	4.09%